Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses
8. Prepaid expenses

	September 30, 2020	December 31, 2019
Commissions and premiums paid in advance (a)	1,035,869	49,233
Marketing expenses	8,110	9,678
Services paid in advance	1,124	2,043
Other expenses paid in advance	45,895	28,730

Total	1,090,998	89,684

Current	461,304	56,605
Non-current	629,694	33,079
(a) Mostly comprised by long term investment programs implemented by XP CCTVM through its network of IFAs. These commissions and premiums paid are recognized at the signing date of each contract and are amortized in the statement of income of the Company, linearly, according to the investment term period.

12. Prepaid expenses

	2019	2018
Incentives for business acceleration program	11,349	22,125
Marketing expenses	9,678	41,276
Commissions and premiums paid in advance	49,233	21,431
Services paid in advance	2,043	5,180
Other expenses paid in advance	17,381	6,711

Total	89,684	96,723

Current	56,605	56,302
Non-current	33,079	40,421